Note 1 - Basis of Presentation and General Information (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]
	Year ended December 31,
Charterer	2022	2023	2024
Amaggi Europe B.V.	11%	17%	11%
Tongli Shipping PTE Ltd.	12%	16%	-
Quadra Commodities S.A.	13%	-	-
OLAM Group	13%	-	-
Ultrabulk A/S	11%	-	-